DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Business Description (Details) - Business Combination Agreement	Jun. 13, 2021 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of equity interests | $	$ 550,000,000
Private placement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares	3,250,000
Price per share | $ / shares	$ 10.00
Private placement | Convertible notes
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds from a current private placement | $	$ 87,500,000
Conversion price | $ / shares	$ 12.00
Interest rate	7.00%